SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 97.95%
Brazil — 5.97%
57,900	Banco do Brasil SA	$660,219
411,600	Cia Brasileira de Aluminio	432,139
40,292	Cia Brasileira de Aluminio*	41,473
76,000	Hypera SA	559,330
102,700	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	465,127
165,800	Lojas Renner SA	594,581
91,600	Sao Martinho SA	552,700
172,440	SLC Agricola SA	668,091
		3,973,660
Chile — 3.36%
78,044	Antofagasta Plc	1,668,735
9,400	Sociedad Quimica y Minera de Chile SA, ADR	566,068
		2,234,803
China — 23.30%
284,300	Alibaba Group Holding Ltd.	2,738,532
71,550	Baidu, Inc., Class A*	1,065,087
177,398	Beijing New Building Materials Plc, Class A	584,493
431,000	China Overseas Land & Investment Ltd.	760,405
990,000	Chinasoft International Ltd.	759,909
876,000	CIMC Enric Holdings Ltd.	792,539
1,130,000	CSPC Pharmaceutical Group Ltd.	1,051,713
4,500	Daqo New Energy Corp., ADR*	119,700
160,000	Flat Glass Group Co. Ltd., Class H	270,066
135,000	Midea Group Co. Ltd., Class A	1,040,195
741,510	Ping An Bank Co. Ltd., Class A	981,863
271,999	Ping An Insurance Group Co. of China Ltd., Series H	1,231,421
59,792	Sieyuan Electric Co. Ltd., Class A	438,674
255,000	SITC International Holdings Co. Ltd.	440,138
1,151,000	Topsports International Holdings Ltd.(a)	897,558
23,350	Trip.com Group Ltd.*	838,222
86,898	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	313,454
271,093	Xinyi Glass Holdings Ltd.	304,487
1,605,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	884,247
		15,512,703
Egypt — 0.84%
435,604	Commercial International Bank Egypt SAE, GDR	557,442

Greece — 0.71%
278,692	Alpha Services and Holdings SA*	473,399

Hong Kong — 0.56%
1,142,000	Pacific Basin Shipping Ltd.	375,811

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value

Hungary — 1.27%
18,633	OTP Bank Nyrt	$848,777

India — 10.84%
150,531	Apollo Tyres Ltd.	821,098
103,145	Axis Bank Ltd.	1,365,059
197,801	Hindalco Industries Ltd.	1,458,984
124,206	KEC International Ltd.	878,895
537,746	Redington Ltd.	1,141,687
50,633	Shriram Finance Ltd.	1,249,002
43,450	UPL Ltd.	306,442
		7,221,167
Indonesia — 1.55%
2,965,400	Bank Negara Indonesia Persero Tbk PT	1,034,746

Korea — 12.30%
7,164	DB Insurance Co. Ltd.	463,963
10,637	E-MART, Inc.	630,941
35,330	Hana Financial Group, Inc.	1,185,130
13,669	HL Mando Co. Ltd.	415,834
3,069	Hyundai Motor Co.	482,769
59,858	Samsung Electronics Co. Ltd.	3,633,191
12,638	SK Hynix, Inc.	1,379,286
		8,191,114
Mexico — 2.52%
566,214	Gentera SAB de CV	787,251
92,900	Regional SAB de CV	888,407
		1,675,658
Pakistan — 0.66%
1,111,101	Habib Bank Ltd.	438,170

Peru — 0.85%
3,800	Credicorp Ltd.	569,734

Philippines — 1.21%
342,520	BDO Unibank, Inc.	806,949

Russia — 0.00%
2,322,600	Sistema PJSFC*,(b),(c),(d)	0
893,930	United Co. RUSAL International PJSC*,(b),(c),(d)	0
		0
Saudi Arabia — 0.95%
61,126	Saudi National Bank (The)	630,405

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value

South Africa — 7.22%
1,297,796	Growthpoint Properties Ltd., REIT	$824,225
71,992	Mr Price Group Ltd.	617,825
142,326	MTN Group Ltd.	897,757
10,051	Naspers Ltd., Class N	1,720,430
1,055,786	Old Mutual Ltd.	751,345
		4,811,582
Taiwan — 16.15%
152,005	Chailease Holding Co. Ltd.	955,161
47,000	Globalwafers Co. Ltd.	896,953
105,452	Innodisk Corp.	1,069,561
27,703	Lotes Co. Ltd.	963,329
39,000	MediaTek, Inc.	1,287,776
251,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,812,059
187,995	Taiwan Union Technology Corp.	769,433
		10,754,272
Thailand — 1.54%
259,500	Kasikornbank Public Co. Ltd.	1,025,142

Turkey — 0.78%
108,043	KOC Holding AS	518,774

United Arab Emirates — 1.02%
466,935	Aldar Properties PJSC	679,737

United Kingdom — 0.83%
83,103	Pepco Group NV*	550,134

United States — 2.32%
40,209	Laureate Education, Inc.	551,265
300,300	Samsonite International SA*,(a)	990,757
		1,542,022
Vietnam — 1.20%
676,500	Ho Chi Minh City Development Joint Stock Commercial Bank	565,639
133,250	Vinhomes JSC*,(a)	237,075
		802,714
Total Common Stocks		65,228,915
(Cost $66,845,652)
Preferred Stocks — 1.74%
Brazil — 1.11%
76,200	Centrais Eletricas Brasileiras SA, Class B	736,964

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Colombia — 0.63%
85,120	Banco Davivienda SA	$421,280

Total Preferred Stocks		1,158,244
(Cost $1,248,563)
Investment Company — 0.32%
212,376	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (e)	212,376
Total Investment Company		212,376
(Cost $212,376)
Total Investments		$66,599,535
(Cost $68,306,591) — 100.01%
Liabilities in excess of other assets — (0.01)%		(9,058)
NET ASSETS — 100.00%		$66,590,477

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security subject to legal or contractual restrictions on resale.
(e)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	26.86%
Information Technology	26.39%
Consumer Discretionary	18.40%
Industrials	9.16%
Materials	5.87%
Real Estate	3.74%
Communication Services	2.95%
Consumer Staples	2.79%
Health Care	2.42%
Utilities	1.11%
Other*	0.31%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.